Convertible Preferred Shares and Redeemable Convertible Preferred Share (Narrative) (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Jun. 27, 2013 shares	Jun. 23, 2013 shares	Jun. 30, 2014 USD ($) shares	Feb. 28, 2013 USD ($) shares	Feb. 28, 2013 CNY (¥) shares	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)		Jun. 30, 2013 CNY (¥)	Jan. 01, 2008 shares
Convertible Preferred Shares [Line Items]
Enterprise value | $			$ 154,000
Deemed dividend					¥ 265,032,000	$ 0	¥ 0	¥ 0		¥ 265,032,000
Series A Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Number of shares issued, repurchased and cancelled											806,885
Conversion ratio from preferred share to ordinary share						1:1.70795	1:1.70795	1:1.70795	[1]
Number of preferred shares converted into ordinary shares	291,003
Series B Preferred shares [Member]
Convertible Preferred Shares [Line Items]
Number of shares issued, repurchased and cancelled											162,866
Conversion ratio from preferred share to ordinary share						1:1	1:1	1:1	[1]
Number of preferred shares converted into ordinary shares	203,583
Number of shares redesignated into Class B ordinary shares			257,166
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares			1:1
Series C Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Conversion ratio from preferred share to ordinary share						1:1	1:1	1:1
Number of shares redesignated into Class B ordinary shares			81,330
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares			1:1
Series D-1 Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Conversion ratio from preferred share to ordinary share						1:1	1:1	1:1
Number of preferred shares converted into ordinary shares	19,426,717
Series D-2 Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Conversion ratio from preferred share to ordinary share						1:1	1:1	1:1
Number of preferred shares converted into ordinary shares	4,687,500
Series E Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Conversion ratio from preferred share to ordinary share								1:1
Number of preferred shares converted into ordinary shares		47,534,043
Shares repurchased				12,857,143	12,857,143
Total consideration of shares repurchased | $				$ 67,500
Gains or losses recognized from the repurchase of these convertible preferred shares | ¥					¥ 0

[1]	* 806,885 of Series A Preferred Shares and 162,866 of Series B Preferred Shares were issued, repurchased and cancelled before January 1, 2008.